THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

522 Fifth Avenue

New York, New York 10036

VIA EDGAR

March 20, 2014

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             The Universal Institutional Funds, Inc.

File Nos. 333-03013; 811-07607

Ladies and Gentlemen:

On behalf of The Universal Institutional Funds, Inc. (“Registrant”), we hereby submit for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, exhibits containing interactive data format risk/return summary information for the Registrant. These exhibits contain the risk/return summary information in the prospectuses for the Registrant dated December 18, 2013. The purpose of this filing is to submit the XBRL information from the 497(e) filing dated March 17, 2014 for the Registrant.

If you have any questions, please feel free to contact me at 212.296.6980 (tel.) or 212.507.8589 (fax).

Very truly yours,

/s/ Daniel E. Burton
Daniel E. Burton
Assistant Secretary

Enclosures

cc:  Joseph C. Benedetti, Esq.